Income Taxes (Details 3) - USD ($)	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Unrecognized tax benefits, beginning of year	$ 571,000	$ 441,000
Gross increases – tax positions in prior years	101,000	28,000
Gross increases – current period tax positions	126,000	177,000
Tax years closed	(57,000)	(75,000)
Unrecognized tax benefits, end of year	$ 741,000	$ 571,000